Accumulated Other Comprehensive Income (Loss) - Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit	$ (18.5)	$ (14.9)	$ (14.6)
Total reclassifications from accumulated other comprehensive income (loss)	(0.3)	(1.5)	0.9
Unrealized pension and post-retirement obligations [Member] | Reclassifications from accumulated other comprehensive income (loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Nonoperating Expense	0.9	0.7	0.2
Tax benefit	0.1	0.1	0.0
Total reclassifications from accumulated other comprehensive income (loss)	(0.8)	(0.6)	(0.2)
Derivative financial instruments [Member] | Reclassifications from accumulated other comprehensive income (loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on derivative financial instruments	0.7	(1.1)	1.1
Tax benefit	(0.2)	0.2	0.0
Total reclassifications from accumulated other comprehensive income (loss)	$ 0.5	$ (0.9)	$ 1.1